OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
OPTIONS (Tables)
Summary of stock options and warrants outstanding

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2019	1,405,000	$0.34	6.80	1,397,000	$--
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Outstanding at June 30, 2019	1,405,000	$0.34	6.55	1,397,000	$--

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value

Outstanding at March 31, 2017	1,365,000	$0.35	8.88	1,143,000	$36,000
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Outstanding at March 31, 2018	1,365,000	$0.35	7.88	1,236,000	$--
Granted	40,000	0.25	9.00	16,000	--
Exercised	--	--	--	--	--
Outstanding at March 31, 2019	1,405,000	$0.34	6.80	1,397,000	$--